Advances to suppliers	12 Months Ended
Dec. 31, 2018
Advances to suppliers
Advances to suppliers

10.   Advances to suppliers

	12/31/2018	12/31/2017
Advance to Suppliers

Forestry development program (a)	231,063	237,466
Advance for the purchase of finished product	—	33,324
Advance to suppliers (b)	85,963	37,264
	317,026	308,054

Current assets	98,533	86,499
Non current assets	218,493	221,555
(a)

The Forestry development program consists of an incentive partnership scheme for regional forest production, where independent producers plant eucalyptus in their own land to supply the agricultural product (wood) to Suzano. Suzano provides eucalyptus seedlings, input subsidies, and cash advances, and the latter are not subject to valuation at present value since they will be settled, preferably, in forests. In addition, the Company supports producers through technical advice on forest management but does not have joint control over decisions effectively implemented.

At the end of the production cycles, the Company has contractually guaranteed the right to make an offer to purchase the forest and/or wood for market value, however, this right does not prevent producers from negotiating the forest and / or wood with other market participants, provided that the incentive amounts are fully paid.

(b)	Advances to suppliers for the purchase of third-party materials, services and timber.